Leases - Operating lease liability (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Maturity date
2020	$ 157,466
2021	212,783
2022	177,200
2023	176,062
Total undiscounted minimum future lease payments	723,511
Imputed interest	(39,183)
Present value of lease liabilities	684,328
Operating lease liability, Current	145,523	$ 200,866
Operating lease liability,Non-Current	$ 538,805	$ 548,747